Segment Data - Additional Information (Detail)	12 Months Ended			0 Months Ended
	Sep. 30, 2014 Customer	Sep. 30, 2013 Customer	Sep. 30, 2012 Customer	Oct. 01, 2014 Segment
Segment Reporting Information [Line Items]
Number of customers accounted for 10% or more of revenues	0	0	0
Threshold of revenue by major customer	10% or more
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of principal business segments				2